INTANGIBLES AND GOODWILL - Composition of Intangible Assets (Details) - IPR&D intangible assets: - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total Intangibles	$ 0	$ 14,700	$ 46,400
United States | Vicinium
Finite-Lived Intangible Assets [Line Items]
Total Intangibles		0	31,700
European Union | Vicinium
Finite-Lived Intangible Assets [Line Items]
Total Intangibles	$ 0	$ 14,700	$ 14,700